SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Summary of Financial Information by Segment
The following table includes the reconciliation of Adjusted EBIT for Industrial Activities to net income, the most comparable U.S. GAAP financial measure, for the three and nine months ended September 30, 2021 and 2020.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in millions)		(in millions)
Agriculture	$415	$274	$1,396	$501
Construction	21	(24)	70	(194)
Commercial and Specialty Vehicles	51	(7)	227	(219)
Powertrain	44	60	233	123
Unallocated items, eliminations and other	(62)	(65)	(213)	(179)
Total Adjusted EBIT of Industrial Activities	$469	$238	$1,713	$32
Financial Services Net Income	118	56	308	189
Financial Services Income Taxes	39	24	102	74
Interest expense of Industrial Activities, net of interest income and eliminations	(55)	(63)	(180)	(181)
Foreign exchange gains (losses), net of Industrial Activities	(8)	(17)	(30)	(22)
Finance and non-service component of Pension and other post-employment benefit cost of Industrial Activities(1)	34	29	104	85
Restructuring expense of Industrial Activities	(22)	(7)	(32)	(19)
Goodwill impairment charge	—	—	—	(585)
Other discrete items of Industrial Activities(2)	23	—	10	(544)
Nikola investment fair value adjustment	(190)	(1,207)	(118)	268
Income (loss) before taxes	$408	$(947)	$1,877	$(703)
Income tax (expense) benefit	(79)	15	(424)	78
Net income (loss)	$329	$(932)	$1,453	$(625)
(1) In the three months ended September 30, 2021, and 2020 this item includes the pre-tax gain of $30 million and $30 million, respectively, as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S. In the nine months ended September 30, 2021, and 2020 this item includes the pre-tax gain of $90 million and $90 million, respectively, as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S.
(2) In the three months ended September 30, 2021, this item includes the pre- and after-tax gain of $42 million from the sale of a 30.1% interest in Naveco, as well as the positive impact of $13 million from the sale of investments by a joint venture accounted for under the equity method. This item also includes $30 million separation costs in connection with the spin-off of the Iveco Group business. In the nine months ended September 30, 2021, this item includes the pre- and after-tax gain of $42 million from the sale of a 30.1% interest in Naveco, as well as the positive impact of $13 million from the sale of investments by a joint venture accounted for under the equity method. This item also includes $39 million separation costs in connection with the spin-off of the Iveco Group business. In the nine months ended September 30, 2020, this item mainly included impairment of intangible and other long-lived asset optimization assets, as well as asset optimization charges.